Share-Based Compensation - Additional Information (Detail) $ in Millions		12 Months Ended
	Feb. 23, 2026	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares
2023 Omnibus incentive plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based payment arrangement, expense		$ 4.9	$ 3.4
Share-based compensation arrangement by share-based payment award, number of shares available for grant | shares		861,349
Common stock available for issuance | shares		532,508
EmployeeStockOptionMember | Bit Access Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period		2 years
Share-based compensation arrangement by share-based payment award, expiration period		10 years
Time-based RSU's [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, shares issued in period | shares		2,448,298	1,267,481
Share-based compensation arrangement by share-based payment award, award vesting period		2 years
Share-based payment arrangement, expense		$ 2.2	$ 2.2
Share-based payment arrangement, nonvested award, cost not yet recognized, amount		3.3	2.4
Performance-based RSU's [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based payment arrangement, expense			1.1
Share-based payment arrangement, nonvested award, cost not yet recognized, amount		$ 0.0	$ 0.0
Share-based compensation arrangement by share-based payment award, vested | shares			82,874
Subsequent Event [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Reverse stock split, ratio	0.142857143